Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,076,873)	$ (1,197,035)	$ (1,985,234)	$ (1,783,705)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	23,853	22,189	29,422	29,101
Stock based compensation	443,249	142,500	242,146	230,833
Bad debt expense on note receivable and accrued interest	89,933
Changes in assets and liabilities:
Accounts receivable	(193,168)	(276,303)	(37,243)
Inventories	14,251	(43,963)	(329,598)	(10,827)
Deposits and other assets	(118,168)	(74,850)	32,045	(35,161)
Prepaid expenses	(1,214)	(229)	(2,919)	(17,386)
Accrued payroll and payroll related expenses	55,230	(25,720)	(20,239)	269,638
Accounts payable and accrued expenses	50,752	55,979	(9,003)	60,736
Net cash used in operating activities	(2,712,155)	(1,397,432)	(2,080,623)	(1,256,771)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in intangible assets	(30,483)	(16,137)	(19,408)	(29,206)
Net cash used in investing activities	(30,483)	(16,137)	(19,408)	(29,206)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of common stock	704,375	4,013,456	4,138,435	1,121,000
Proceeds from the exercise of warrants		40,000	40,000
Net cash provided by financing activities	704,375	4,053,456	4,178,435	1,121,000
NET DECREASE (INCREASE) IN CASH	(2,038,263)	2,639,887	2,078,404	(164,977)
CASH AT THE BEGINNING OF THE PERIOD	2,236,837	158,433	158,433	323,410
CASH AT THE END OF THE PERIOD	198,574	2,798,320	2,236,837	158,433
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	3,356	2,790	3,537	2,925
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of accounts payable into restricted stock		44,700	44,700
Settlement of receivables with payables	221,814
Subscription receivable recognized for common shares issued	$ 539,662
Conversion of accrued payroll and payroll related expenses into stock options				227,784
Conversion of accounts payable into stock options				$ 66,445